Fair Value Summary of Changes in Fair Value Associated With Level 3 Assets (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized gains (losses) on securities	$ 232,100,000	$ 324,500,000	$ 314,800,000
Equity securities | Nonredeemable preferred stocks | Hybrid Securities | Financials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized gains (losses) on securities	30,300,000	7,100,000
Asset-backed Securities | Fixed maturities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transferred out of Level 3 into Level 2		(141,400,000)
Asset-backed Securities | Fixed maturities | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transferred out of Level 3 into Level 2	$ (13,600,000)